Net Financial Income/(Loss) - Summary Of Details About Financial Income Expenses Net (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Financial income
Interest on shareholder and other loans			€ 60,709	€ 5,629		€ 0
Valuation of financial instruments	€ 52,597	€ 0	11,128	0		0
Fair value adjustment of the put option	2,002,315	0
Other finance income	15,123	2,674	83,012	0		9,379
Total Financial income	2,070,035	2,674	154,849	5,629	[1]	9,379	[1]
Fair Value adjustment of the Warrants	62,350,757	0	68,953,503	0		0
Financial expenses
Fair value adjustment of convertible bonds	0	24,011,910	25,490,981	0		0
Interest and fees on bank loans			3,222,169	534,038		200,922
Interest on bank loans	1,245,474	289,259
Interest on lease liabilities	606,793	155,979	631,362	106,837		38,495
Interest on shareholder and other borrowings			2,864	7,578		27,336
Interest on convertible bonds	0	1,528,099
Valuation of financial instruments	1,550,157	0
Accretion of discount on put option liabilities	25,312	84,687	312,918	96,364		0
Other finance costs	9,687	0	21,524	0		0
Total Financial expenses	€ 3,437,423	€ 26,069,934	32,067,146	1,010,799	[1]	266,753	[1]
Convertible bonds [member]
Financial expenses
Interest on convertible bonds			€ 2,385,328	€ 265,982		€ 0

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 6.